Schedule of Future Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 59,089
2014	4,480
2015	231
2016	242
2017	255
Thereafter	489
PRC subtotal	$ 64,786	$ 30,307